Cash and Cash Equivalents - Summary of Cash and Cash Equivalent Rollforward (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	$ 990,910,042	$ 1,006,948,962	$ 1,050,559,359
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	939,201,729	990,910,042	1,006,948,962
Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(1,006,470,851)	(591,591,636)	(446,816,132)
Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	904,696,295	894,312,869	573,429,724
Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	50,066,243	(318,760,153)	(170,223,989)
Lease Liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	48,182,059	53,577,854	80,535,454
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	59,387,390	48,182,059	53,577,854
Lease Liabilities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(12,846,530)	(16,793,805)	(21,229,293)
Lease Liabilities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Lease Liabilities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	24,051,861	11,398,010	(5,728,307)
Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	422,488,868	342,036,557	315,133,231
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	186,896,801	422,488,868	342,036,557
Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(316,861,607)	(251,973,986)	(208,571,766)
Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	151,227,546	423,263,190	292,033,053
Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(69,958,006)	(90,836,893)	(56,557,961)
Subordinated Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	285,024,673	321,295,079	399,659,886
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	414,476,406	285,024,673	321,295,079
Subordinated Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	129,451,733	(36,270,406)	(78,364,807)
Financing Received from the Argentine Central Bank and Other Financial Institutions
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	235,214,442	290,039,472	255,230,788
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	278,441,132	235,214,442	290,039,472
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(676,762,714)	(322,823,845)	(217,015,073)
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	753,468,749	471,049,679	281,396,671
Financing Received from the Argentine Central Bank and Other Financial Institutions | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	$ (33,479,345)	$ (203,050,864)	$ (29,572,914)